Risk Management Policy	12 Months Ended
Dec. 31, 2023
RISK MANAGEMENT POLICY
Risk Management Policy

22.  RISK MANAGEMENT POLICY

The Group companies follow the guidelines of the Risk Management Control System (SCGR) defined at the Holding level (Enel S.p.A.), which establishes rules for managing risks through the respective standards, procedures, systems, etc., applicable to the different levels of the Group companies, in the business risk identification, analysis, evaluation, treatment, and communication processes the business addresses on a continuous basis. These guidelines are approved by the Enel S.p.A. Board of Directors, which includes a Risk and Controls Committee responsible for supporting the Enel Chile Board’s evaluation and decisions regarding internal control and risk management system, as well as those related to the approval of periodic financial statements.

To comply with the guidelines, each company has its own specific Control Management and Risk Management policy, which is reviewed and approved each year by the Enel Chile Board of Directors, observing and applying all local requirements in terms of the risk culture.

The Company seeks protection against all risks that could affect the achievement of the business objectives. The Group has a risk taxonomy for the entire Group which considers 6 risk macro-categories: financial; strategic; governance and culture; digital technology; compliance; and operational; and 37 risk sub-categories to identify, analyze, assess, evaluate, treat, monitor and communicate their risks.

The Group risk management system considers three lines of action (defense) to obtain effective and efficient risk management and controls. Each of these three “lines” plays a different role within the organization’s broader governance structure (Business and Internal Control areas acting as the first line, Risk Control as the second line, and Internal Audit as the third line of defense). Each line of defense has the obligation to report to and keep senior management and the Directors up-to-date on risk management. In this sense, the first and second lines of defense report to the senior management, and the second and third lines report to the Directors.

Within each of the Group’s companies, the risk management is decentralized. Each manager responsible for the operating process in which the risk arises is also responsible for treating the risk and adopting risk control and mitigating measures.

22.1 Interest rate risk

Changes in interest rates affect the fair value of assets and liabilities bearing fixed interest rates, as well as the expected future cash flows of assets and liabilities subject to floating interest rates.

The objective of managing interest rate risk exposure is to achieve a balance in the debt structure to minimize the cost of debt with reduced volatility in profit or loss.

The Group’s financial debt structure per fixed and/or hedged interest rate on gross, net of hedging derivative instruments engaged is as follows:

	For the years ended December 31,
	2023	2022
	%	%
Fixed interest rate	88%	84%

This ratio only considers debt transactions between third parties and Enel Finance International, if any.

Depending on the Group’s estimates and the objectives of the debt structure, hedging transactions are performed by entering into derivative contracts to mitigate these risks.

Risk control through specific processes and indicators allows companies to limit possible adverse financial impacts and, at the same time, optimize the debt structure with an adequate degree of flexibility.

As is public knowledge, the US dollar LIBOR (London Interbank Offered Rate) was discontinued on June 30, 2023, and was replaced by the SOFR (Secured Overnight Financing Rate) reference rate. In June 2023, the Group successfully completed the transition from Libor to SOFR for 100% of its financial and derivative contracts, in line with market standards.

22.2 Exchange rate risk

Exchange rate risks involve basically the following transactions:

-	Debt taken on by the Group’s companies that is denominated in a currency other than the currency in which its cash flows are indexed.
-	Payments to be made in a currency other than the one to which its cash flows are indexed, for example, for the acquisition of materials associated with projects and payments of corporate insurance policies, among others.
-	Income in Group companies directly linked to changes in currencies other than the currency of its cash flows.

In order to mitigate foreign currency risk, the Group’s foreign currency risk management policy is based on cash flows and includes maintaining a balance between U.S. dollar flows and the levels of assets and liabilities denominated in such currency. The objective is to minimize the exposure to variability in cash flows that are attributable to foreign exchange risk.

The hedging instruments currently being used to comply with the policy are currency swaps and forward exchange contracts.

During 2023, exchange rate risk management continued in the context of complying with the aforementioned risk management policy, without difficulty to access the derivatives market.

22.3 Commodities risk

The Group has a risk exposure to price fluctuations in certain commodities, basically due to:

-	-Purchases of fuel used to generate electricity.
-	-Energy purchase/sale transactions that take place in local markets.

To reduce the risk in situations of extreme drought, the Group has designed a commercial policy that defines the levels of sales commitments in line with the capacity of its generating power plants in a dry year. It also includes risk mitigation terms in certain contracts with unregulated customers and with regulated customers subject to long-term tender processes, establishing indexation polynomials that allow for reducing commodities exposure risk.

Considering the operating conditions faced by the power generation market, with drought and highly volatile commodity prices on international markets, the Company is constantly evaluating the use of hedging to minimize the impacts that these price fluctuations have on its results.

As of December 31, 2023, active Brent hedges for settlement totaled 551 kBbl associated with purchases, and 217 kBbl in sales contracts. For gas, as of December 31, 2023, we had active hedges in two types of commodities: a) Henry Hub Swap with 1.5 TBtu to be settled by sales, and b) Henry Hub Future, with 5.9 TBtu and 3.9 TBtu to be settled for purchases and sales, respectively. For coal hedges, as of December 31, 2023, settlement obligations totaling 47 kTon were recorded related to sales contracts. As of December 31, 2022, there were 450 KBbl Brent hedges to be settled in 2023 for purchases. For gas, there were hedges for two commodities: a) the Henry Hub Swap with 2.7 TBtu to be settled in 2023 for sales; and b) Henry Hub Future, with 18.9 TBtu to be settled in 2023 for purchases. For coal hedges, there were 175.6 kTon to be settled in 2023 for purchases, the indexation of which is associated with energy sales contracts.

Depending on the Group’s permanently updated operating conditions, these hedges may be modified, or include other commodities.

Thanks to the mitigation strategies implemented, the Group was able to minimize the effects of the volatility of commodity prices on the profit or loss for 2023.

22.4 Liquidity risk

The Group maintains a liquidity risk management policy that consists of entering into long-term committed banking facilities and temporary financial investments for amounts that cover the projected needs over a period of time that is determined based on the situation and expectations for debt and capital markets.

Despite the negative working capital at the end of 2023, the Company is able to respond to this situation and mitigate the risk with the policy and actions described herein.

The projected needs mentioned above include maturities of financial debt net of financial derivatives. For further details regarding the features and conditions of financial obligations and financial derivatives (see Notes 20, 21 and 23).

As of December 31, 2023, the Group recorded liquidity of ThCh$563,291,290 in cash and cash equivalents and ThCh$ 473,644,800 in long-term lines of credit available unconditionally. As of December 31, 2022, the Group recorded liquidity of ThCh$875,213,699 in cash and cash equivalents and ThCh$333,551,000 in unconditionally available long-term lines of credit.

22.5 Credit risk

The Group closely monitors its credit risk.

Trade receivables:

Regarding the credit risk of our electricity generation line of business, related to trade receivables, this risk is historically very limited because the customer collection period is short, accordingly, no significant individual amounts are accumulated before the service is shut-off due to late payment, according to contract conditions. For this reason, credit risk is continuously monitored, measuring the maximum amounts exposed to payment risk which is very limited.

In relation to the credit risk corresponding to the receivables stemming from the electrical distribution commercial activity, this risk is historically very limited given that the short - term billing to customers does not individually accumulate very significant amounts before the supply suspension for non-payment can occur, in accordance with the related regulation. Additionally, tracking and control measures exist for all the Company’s segments: Corporate, Public Administration, and Residential, with exclusive commercial executives assigned for dealing with Corporate and Public Administration customers, with the aim of mitigating any activity that results in risk of payment default by the customer.

Financial assets

Cash surpluses are invested in the highest-rated local and foreign financial thresholds established for each entity.

Banks that have received investment grade ratings from the three major international rating agencies (Moody’s, S&P, and Fitch) are selected for making investments.

Investments may be supported through Chilean treasury bonds and/or commercial paper issued by the highest rated banks; the latter are preferable as they offer higher returns (always in line with current investment policies).

22.6 Risk measurement

The Group measures the Value at Risk (VaR) of its debt positions and financial derivatives in order to monitor the risk assumed by the Company, thereby reducing volatility in the Statement of income.

The portfolio of positions included for purposes of calculating the present VaR include:

-	Financial debt.
-	Hedging derivatives for debt.

The VaR determined represents the potential variation in value of the portfolio of positions described above in a quarter with a 95% confidence level. To determine the VaR, we take into account the volatility of the risk variables affecting the value of the portfolio of positions, including:

-	The exchange rates of the various currencies used in the calculation.

The calculation of VaR is based on generating possible future scenarios (at one quarter) of market values of the risk variables based on scenarios based on real observations for the same period (at one quarter) during five years.

The quarter 95% confidence VaR number is calculated as the 5% percentile most adverse of the quarterly possible fluctuations.

Taking into consideration the assumptions previously described, the quarter VaR of the previously discussed positions was ThCh$501,347,907.

This value represents the potential increase of the Debt and Derivatives’ Portfolio, thus these VaR are inherently related, among other factors, to the Portfolio’s value at each quarter end.